SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Long-term restricted cash and time deposits	$ 2,488	$ 15,061
Capitalized software development costs, net	13,920	11,315	$ 11,679	$ 6,076
Deferred commissions	1,897	4,459
Long-term deferred cost of revenue	525	1,959
Long-term security deposits	716	1,393
Long-term contract assets, net	0	1,219
Other	6,183	6,670
Total other assets	$ 25,729	$ 42,076